Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating Lease, Right-of-Use Asset	$ 2,351,661	$ 2,718,676
Operating Lease, Liability	2,380,269	2,733,531
Assets:
Cash and Cash Equivalents	18,025,409	12,536,311
Certificates of Deposit with Other Banks	350,005	950,005
Investment and Mortgage-Backed Securities:
Available For Sale: (Amortized Cost of $420,876,924 and $430,241,854 at December 31, 2014 and 2013, Respectively)	589,324,401	414,644,840
Held To Maturity: (Fair Value of $69,965,869 and $34,122,925 at March 31, 2012 and 2011, Respectively)	18,254,394	19,246,935
Investments	607,578,795	433,891,775
Held For Sale	5,693,400	3,990,606
Loans and Leases Receivable, Net Amount	473,473,972	448,868,129
Total Loans Receivable, Net	479,167,372	452,858,735
Accrued Interest Receivable:
Loans	1,252,023	1,211,826
Mortgage-Backed Securities	631,449	551,214
Investment Securities	1,614,077	1,635,497
Total Accrued Interest Receivable	3,497,549	3,398,537
Operating Lease, Right-of-Use Asset	2,351,661	2,718,676
Premises and Equipment, Net	26,575,257	27,219,883
Federal Home Loan Bank ("FHLB") Stock, at Cost	2,354,000	2,536,500
Other Real Estate Owned ("OREO")	498,610	677,740
Bank Owned Life Insurance ("BOLI")	26,074,897
Goodwill	1,199,754	1,199,754
Other Assets	4,036,831	3,737,978
Total Assets	1,171,710,140	963,227,541
Liabilities:
Deposit Accounts	918,096,235	771,407,482
Advances from FHLB	35,000,000	38,138,000
Other Borrowings	13,117,030	11,579,819
Junior Subordinated Debentures	5,155,000	5,155,000
Advance Payments By Borrowers For Taxes and Insurance	206,110	207,582
Senior Convertible Debentures	0	6,044,000
Other Liabilities	7,149,750	6,204,122
Total Liabilities	1,059,804,394	871,469,536
Commitments (Notes 5 and 19)
Shareholders' Equity:
Common Stock, $.01 Par Value; Authorized 5,000,000 Shares; Issued And Outstanding Shares, 3,144,934 And 2,944,001, Respectively, At March 31, 2012 And 2011	34,538	31,578
Additional Paid-In Capital ("APIC")	18,230,187	12,308,179
Treasury Stock, At Cost (200,933 Shares At March 31, 2012 And 2011, Respectively)	(4,330,712)	(4,330,712)
Accumulated Other Comprehensive Income ("AOCI")	12,940,950	4,467,527
Retained Earnings	85,030,783	79,281,433
Total Shareholders' Equity	111,905,746	91,758,005
Total Liabilities and Shareholders' Equity	$ 1,171,710,140	$ 963,227,541